Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(1010.60%)	(20.70%)
Allocated expense for warrant issuance costs	(336.00%)	0.00%
Meals & entertainment	0.00%	0.00%
Change in Valuation Allowance	(1077.10%)	(0.40%)
Income Taxes Provision (Benefit)	(2402.70%)	(0.10%)